Filed Pursuant to Rule 497(e)
                                                       1933 Act File No. 2-78931
                                                      1940 Act File No. 811-3551

                      VONTOBEL FUNDS, INC. (the "Company")
                  Vontobel Eastern European Equity (the "Fund")
                        Supplement Dated August 11, 2004
                       to the Prospectus Dated May 1, 2004

THIS SUPPLEMENT PROVIDES INFORMATION NOT CONTAINED IN THE CURRENT PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective immediately, Vontobel Funds' address is:

8730 Stony Point Parkway
Suite 205
Richmond, Virginia 23235

Please mail/overnight all correspondence, new account applications, etc. to our new address.

The toll free numbers remain unchanged.

                 PLEASE RETAIN FOR FUTURE REFERENCE